Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
9. SUBSEQUENT EVENTS
On October 27
, 2023, the Company further amended and restated the Working Capital Note (the “Tenth Restated
Working
Capital Note”) to reflect an additional principal amount of $
381,360 extended by the Sponsor to the Company for a collective principal amount under the Tenth Restated Working Capital Note of $
1,446,360. The Tenth Restated Working Capital Note was issued to provide the Company with additional working capital and will not be deposited into the Trust Account. The Company issued the Tenth Restated Working Capital Note in consideration for an additional loan from the Sponsor to fund the Company’s working capital requirements. The Tenth Restated Working Capital Note is convertible at the Sponsor’s election upon the consummation of the initial Business Combination. Upon such election, the convertible note will convert, at a price of $
10.00 per unit, into units identical to the private placement units issued in connection with the Company’s initial public offering. The Tenth Restated Working Capital Note bears no
interest and is repayable in full upon the consummation of a business combination by the Company, except that the Tenth Restated Working Capital Note may be converted, at the sole election of our Sponsor, into units of the Company at the consummation of the Company’s initial Business Combination.

In furtherance of the Business Combination, on November 10, 2023, the Company and QT Imaging entered into a series of agreements
, pursuant to which (i) QT Imaging raised a private secured convertible bridge financing in the aggregate amount of $1,000,000 (“Bridge Loan”) from certain investors and collateralized by all assets of QT Imaging in which, if the notes are converted into shares of QT Imaging, those shares will convert in the aggregate into 500,000 shares of the Combined Company upon the completion of the Business Combination in accordance with the terms of the Business Combination Agreement, (ii) the Company entered into non-redemption agreements (each, a “Non-Redemption Agreement”) with certain of its stockholders that participated in the Bridge Loan (“Non-Redeeming Stockholders”) which are eligible to redeem their respective Public Shares at the upcoming annual meeting of stockholders of the Company called for the approval of the Business Combination, pursuant to which each stockholder has agreed not to redeem up to 400,000 Public Shares of the Combined Company at such meeting, and in the event of such non-redemption, will receive from the Company a payment equal on a per share basis to the redemption price less $2.50, (iii) QT Imaging and the Company entered into subscription agreements (each, a “Subscription Agreement”) with the Non-Redeeming Stockholders for the purchase of shares of stock of QT Imaging in the aggregate amount of $3,000,000 in exchange for that number of shares of QT Imaging which at the completion of the Business Combination will be converted into in the aggregate 1,200,000 shares of common stock of the Combined Company in accordance with the terms of the Business Combination Agreement, but which Subscription Agreements also provide that the number of shares subscribed for QT Imaging can be reduced to the extent that the Non-Redeeming Stockholder has not redeemed a Public Share pursuant to the terms of the Non-Redemption Agreements. Meteora Capital Partners, LP, has an economic interest in the sponsor of the Company, GigAcquisitions5, LLC. As consideration for its services, Meteora Capital Partners, LP will also receive that number of shares of common stock of QT Imaging, which at the completion of the Business Combination will be exchanged for 50,000 additional structuring shares of the Combined Company. In addition, the Company and QT Imaging have entered into the
Third Amendment to Business Combination Agreement that amends certain definitions of the Business Combination Agreement and provided that the aggregate number of shares to be provided by the Company as merger consideration to securities holders of QT Imaging will be reduced by the same amount that the Subscription Agreements with the Non-Redeeming Stockholders has not redeemed Public Shares pursuant to the terms of the Non-Redemption Agreements.
On December 13, 2023, the Sponsor made an additional, unsecured, loan in the principal amount $66,360 to the Company. The non-convertible working capital note was issued to provide the Company with additional working capital and will not be deposited into the Trust Account.
On December 19, 2023, the Company and QT Imaging entered into an additional Subscription Agreement for the aggregate amount of $500,000 in exchange for that number of shares for QT Imaging which at the completion of the Business Combination will be converted into 200,000 shares of common stock of the Combined Company.

10. SUBSEQUENT EVENTS
On January 25, 2023 and February 27, 2023, the Extension Note was amended to increase the principal amount to $
960,000
 to cover the two additional month extensions. The fifth and sixth monthly installments of $
160,000
 each were deposited in the Trust Account by the Sponsor. Additionally, the Working Capital Note was amended to increase the principal amount to $
805,000
, reflecting a $
65,000
additional installment on January 25, 2023, an additional principal amount of $
350,000
 extended by the Sponsor of the Company on February 27, 2023 and two additional installments of $
65,000
 each in cash proceeds received from the Sponsor for working capital purposes on March 24, 2023 and March 27, 2023.
On February 14, 2023, the Company filed a registration statement on
Form S-4 with
the Securities and Exchange Commission (“SEC”) related to the proposed Business Combination. As set forth on the Form
8-K
filed with the SEC dated December 12, 2022, the Company executed the Business Combination Agreement on December 8, 2022 with Merger Sub and QT Imaging. If the Business Combination Agreement is approved and adopted and the proposed Business Combination is subsequently completed, Merger Sub will merge with and into QT Imaging with QT Imaging surviving the Merger as a wholly owned subsidiary of the Company. At the closing, the Company will be renamed as QT Imaging Holdings, Inc. There are no guarantees that the registration statement on
Form S-4 will
be declared effective by the SEC, and even if the registration statement on
Form S-4 is
declared effective by the SEC, the stockholders of the Company will have to vote for and approve the proposed Business Combination.
On February 23, 2023, the Company engaged IB Capital LLC as its financial advisor and marketing agent in connection with its proposed Business Combination for a total service charge of $850,000. The contract was amended on March 15, 2023 to increase the total service charge to $950,000. The first installment in the amount of $350,000 was paid on February 27, 2023. The remaining balance in the amount of $600,000 will be paid upon closing of the Business Combination from the flow of funds.
On March 14, 2023, the Company filed Schedule 14A with the SEC which announced that the 2023 special meeting of stockholders of the Company will be held on March 28, 2023. At the special meeting, the stockholders approved two proposals: (A) to amend the Company’s Amended and Restated Certificate of Incorporation, giving the Company the right to extend the date by which it has to consummate a Business Combination up to six (6) times for an additional one (1) month each time, from March 28, 2023 to September 28, 2023 provided that GigAcquisitions5, LLC (or its designees) must deposit into the Trust Account for each one-month
extension funds equal to $
100,000
 (the “Charter Amendment Proposal”); (B) to amend the Company’s investment management trust agreement, dated as of September 23, 2021, by and between the Company and Continental Stock Transfer & Trust Company, allowing the Company to extend the Combination Period up to six (6) times for an additional one (1) month each time from March 28, 2023 to September 28, 2023 by depositing into the Trust Account for each one-month
extension, the sum of $100,000 (the “Trust Amendment Proposal”).
On March 20, 2023, one of the Company’s Underwriters, Wells Fargo, issued an underwriting fee waiver letter to the Company which stated that Wells Fargo waived its entitlement to the payment of any deferred underwriting fees to be paid under the terms of the Underwriting Agreement in respect of any Business Combination involving the Company or its affiliates and QT Imaging or its affiliates. As a result of this waiver, the total deferred underwriting fee balance due to Wells Fargo in the amount of $6,440,000 was waived as of March 20, 2023.
On March 28, 2023, at a special meeting of stockholders of the Company, the stockholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation that extends the date by which the Company must consummate a Business Combination transaction from March 28, 2023 to September 28, 2023, provided that the sum of $100,000 is deposited into the Trust Account for each one-month
extension. On March 28, 2023, the Extension Note was further amended to increase the principal amount to $1,060,000 to reflect the additional $100,000 deposited into the Trust Account. Also in conjunction with the special meeting, the stockholders elected to redeem 995,049 shares of the Company’s common stock. Following such redemptions, $10,449,626 is being withdrawn from the Trust Account. As a result of this redemption, our Founder and management team beneficially own approximately 68.4% of our issued and outstanding common stock.